Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance. For further information concerning our pay-for-performance and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non- PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($) (6)	Net Income (Loss) (in millions) ($)(7)	Revenue (in millions) ($)(8)
2025	14,261,046	57,029,486	3,647,013	14,297,839	315.55	253.38	(42.9)	326.7
2024	12,758,288	47,708,638	4,334,514	13,329,220	191.66	178.14	(93.6)	202.7
2023	10,596,820	13,516,166	3,305,266	3,311,540	109.07	149.36	(80.5)	144.0
2022	9,884,805	(88,712,800)	2,978,791	(18,462,948)	90.79	90.58	23.3	283.6
2021	10,912,539	113,390,769	3,705,832	22,202,889	261.36	141.16	32.3	218.8

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
1.The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Vashist (our Chief Executive Officer, and therefore our Principal Executive Officer (PEO)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”
	The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Vashist) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Vashist) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for both 2025 and 2024, Elizabeth A. Howe, Fariborz Assaderaghi, Lionel Bonnot, and Piyush Sevalia; (ii) for 2023, Fariborz Assaderaghi, Lionel Bonnot, Arthur Chadwick (our former chief financial officer), Elizabeth A. Howe, and Piyush Sevalia; (iii) for 2022, Fariborz Assaderaghi, Lionel Bonnot, Arthur Chadwick, and Piyush Sevalia; and (iv) for 2021, Lionel Bonnot and Piyush Sevalia
Peer Group Issuers, Footnote
6.Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Philadelphia Semiconductor Index.

PEO Total Compensation Amount	$ 14,261,046	$ 12,758,288	$ 10,596,820	$ 9,884,805	$ 10,912,539
PEO Actually Paid Compensation Amount	$ 57,029,486	47,708,638	13,516,166	(88,712,800)	113,390,769
Adjustment To PEO Compensation, Footnote
2.The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Vashist, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vashist during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Vashist’s total compensation for 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	14,261,046	11,456,637	54,225,077	57,029,486
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
(b)The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
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[3] All information provided under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of SiTime under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding/Unvested at End of Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	26,088,628	26,083,480	2,793,284	(740,315)	—	—	54,225,077

Non-PEO NEO Average Total Compensation Amount	$ 3,647,013	4,334,514	3,305,266	2,978,791	3,705,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,297,839	13,329,220	3,311,540	(18,462,948)	22,202,889
Adjustment to Non-PEO NEO Compensation Footnote
4.The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Vashist), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Vashist) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Vashist) for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO named executive officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non- PEO named executive officers ($)
2025	3,647,013	2,383,406	13,034,232	14,297,839
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding/Unvested at End of Year ($)	Average Change in Fair from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	5,049,817	7,094,618	986,995	(97,198)	—	—	13,034,232

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Vashist and the average compensation actually paid to our named executive officers as a group (excluding Mr. Vashist) to our cumulative TSR over the five fiscal years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The chart below shows the relationship between the compensation actually paid to Mr. Vashist and the average compensation actually paid to our named executive officers as a group (excluding Mr. Vashist) to our GAAP net income (loss) over the five fiscal years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The chart below shows the relationship between the compensation actually paid to Mr. Vashist and the average compensation actually paid to our named executive officers as a group (excluding Mr. Vashist) to our GAAP revenue over the five fiscal years presented in the table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of SiTime and Cumulative TSR of the Peer Group
The chart below shows the relationship between our cumulative TSR and the cumulative TSR of the Philadelphia Semiconductor Index over the five fiscal years presented in the table.

Tabular List, Table	Revenue growth; and •Our total stockholder return as compared to the Philadelphia Semiconductor Index (Relative TSR).
Total Shareholder Return Amount	$ 315.55	191.66	109.07	90.79	261.36
Peer Group Total Shareholder Return Amount	253.38	178.14	149.36	90.58	141.16
Net Income (Loss)	$ (42,900,000)	$ (93,600,000)	$ (80,500,000)	$ 23,300,000	$ 32,300,000
Company Selected Measure Amount	326,700,000	202,700,000	144,000,000.0	283,600,000	218,800,000
PEO Name	Mr. Vashist	Mr. Vashist	Mr. Vashist	Mr. Vashist	Mr. Vashist
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
8.While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, for the most recently completed fiscal year, we have determined that revenue growth is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) linking compensation actually paid to company performance. The dollar amounts reported in this column represent the amount of revenue reflected in our audited financial statements for the applicable year.
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The compensation and talent committee determines financial performance measures for our Bonus Plan and equity incentive awards to incentivize our named executive officers to align payouts with our financial success and creation of long-term value for our stockholders. For the most recently completed fiscal year, the most important financial performance measures used by us to link executive compensation actually paid to our named executive officers to our performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance and, therefore, do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,456,637)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,225,077
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,088,628
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,083,480
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,793,284
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(740,315)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,383,406)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,034,232
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,049,817
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,094,618
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	986,995
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,198)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0